Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On July 30, 2015, the company formed Marsh Lane Surgical Hospital, LLC (“Marsh Lane”), a Texas limited liability company and wholly owned subsidiary of the Company and closed the purchase of certain assets (the “Acquisition”) pursuant to an asset purchase agreement (the “Purchase Agreement”) by and among Marsh Lane, the Company, Victory Parent Company, LLC, a Texas limited liability company (“VPC”), and Victory Medical Center Plano, LP, a Texas limited partnership (“Victory Plano”). The Acquisition was closed following the conclusion of bankruptcy proceedings in the U.S. Bankruptcy Court for the Northern District of Texas, Fort Worth Division (the “Bankruptcy Court”) initiated by Victory Plano. On June 12, 2015, Victory Plano filed for relief under Chapter 11 of Title 11 of the United States Bankruptcy Code in the Bankruptcy Court. Following the Bankruptcy Court’s entry into the Sale Motion and Bidding Procedures Order, on July 29, 2015, the Bankruptcy Court entered into a Sale Order approving the terms and conditions of the Purchase Agreement and certain other financial arrangements as described below.

As consideration for the purchase of Victory Plano’s assets, Marsh Lane paid approximately $1.3 million in cash to be used by Victory Plano and VPC to cure and pay certain defaults under contracts assumed by Marsh Lane. The Purchaser also assumed Victory Plano’s indebtedness to LegacyTexas Bank in the amount of approximately $4.5 million. Marsh Lane also assumed Victory Plano’s capital equipment leases and its real estate lease.

In connection with the Purchase Agreement, Marsh Lane (the “Borrower”) entered into a Loan Agreement (the “Loan Agreement”) dated as of July 30, 2015 with LegacyTexas Bank, successor to ViewPoint Bank, N.A. (“Legacy”). The principal amount of the term loan (the “Term Note”) pursuant to the Loan Agreement is $4.5 million, which bears interest on the outstanding principal amount thereof at an annual rate equal to the lesser of the Applicable Rate (4.00% per annum plus the applicable LIBOR Rate) and the maximum lawful rate permitted under Texas or federal law, whichever is higher. All outstanding principal on the Term Note under the Loan Agreement is due and payable on July 30, 2020.

In connection with the Purchase Agreement and the Loan Agreement, on July 30, 2015, the Company entered into a guaranty (the “Guaranty”) to guaranty the Borrower’s obligations under the Loan Agreement. Pursuant to the Guaranty, the Company irrevocably and unconditionally guaranteed the full and punctual payment and performance of all Loan Agreement obligations, in the manner and to the extent set forth in the Guaranty. The guaranty and payment of obligations under the Guaranty are expressly subordinated in the manner and extent set forth in the Subordination Agreement.

In connection with the Purchase Agreement and entry into the Legacy Loan Documents, Northstar Healthcare Acquisitions, L.L.C., a Delaware limited liability company and wholly owned subsidiary of the Company (“Northstar”), entered into the Second Amendment to Credit Agreement and Conditional Waiver, dated as of July 30, 2015, by and among the Northstar, General Electric Capital Corporation (“GE Capital”), and the other Credit Parties named therein, (the “Credit Agreement Amendment”). The Credit Agreement Amendment, among other things, amended certain covenants, definitions and other terms contained in the Credit Agreement to accommodate the transactions contemplated by Purchase Agreement and the entry into the Legacy Loan Documents, and GE Capital granted the Company additional time to incorporate into the Credit Agreement several new subsidiaries formed during the Company’s recent acquisitions and new service lines.

24. Subsequent Events

On March 31, 2015, the Company secured a $25.0 million credit facility from General Electric Capital Corporation consisting of a $20.0 million term loan and a $5 million revolving loan. The term loan bears interest at a rate of 4% plus LIBOR per annum and amortizes over 20 years with required quarterly payments of principal and interest until the loan matures in March 2020. The revolving loan also bears interest at a rate of 4% plus LIBOR per annum and amounts borrowed under the revolver may be repaid and reborrowed periodically with a maturity of March 2020. The credit facility is collateralized by the accounts receivable and physical equipment of all 100% owned subsidiaries as well as the Company’s ownership interest in all less than wholly owned subsidiaries. The new credit facility serves to refinance all previously held debt and lines of credit and provide $5.0 million for working capital. Closing costs associated with the credit facility approximated $0.6 million.

We have evaluated subsequent events through March 31, 2015, the date the consolidated financial statements were issued.